Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	27 Months Ended
		May 31, 2024	May 31, 2024		Nov. 30, 2023	May 31, 2023	Nov. 30, 2022	May 31, 2022	Feb. 22, 2022
Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Capital Group Core Equity ETF (at market price)
Average Annual Return, Percent	[1]	29.89%	12.41%	[2]
Capital Group Core Equity ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Capital Group Core Equity ETF (at net asset value)
Account Value		$ 13,020	$ 13,020		$ 11,175	$ 10,023	$ 9,606	$ 9,641	$ 10,000
Average Annual Return, Percent	[1]	29.90%	12.34%	[2]
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Account Value		$ 12,718	$ 12,718		$ 10,930	$ 9,921	$ 9,601	$ 9,640	$ 10,000
Average Annual Return, Percent	[3]	28.19%	11.18%	[2]

[1]	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
[2]	The fund began investment operations on February 22, 2022.
[3]	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.